Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current tax expense
Current period	$ (2,569)	$ (2,344)	$ (873)
Adjustment for prior period	(187)
Current tax expense	(2,756)	(2,344)	(873)
Deferred tax benefit (expense)
Origination and (reversal) of temporary differences	7,139	9,148	(3,880)
Change in tax rate	(575)
Change in unrecognised temporary differences	(325)	4	(7,131)
Utilization of previously unrecognised tax losses		533	12,860
Recognition of previously unrecognized tax losses	10,224	118,253
Reversal of previously recognized tax losses	(34,323)	(1,789)
Deferred tax benefit (expense) (refer note 20)	(17,860)	126,149	1,849
Total	$ (20,616)	$ 123,805	$ 976